Label	Element	Value
Putnam Emerging Markets ex-China ETF | Cash and Equivalent [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Putnam Emerging Markets ex-China ETF | India
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	31.50%
Putnam Emerging Markets ex-China ETF | Taiwan
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.50%
Putnam Emerging Markets ex-China ETF | South Korea
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.30%
Putnam Emerging Markets ex-China ETF | Indonesia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Putnam Emerging Markets ex-China ETF | Brazil
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
Putnam Emerging Markets ex-China ETF | Poland
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
Putnam Emerging Markets ex-China ETF | Saudi Arabia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Putnam Emerging Markets ex-China ETF | United Arab Emirates
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Putnam Emerging Markets ex-China ETF | Philippines
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Putnam Emerging Markets ex-China ETF | Mexico
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Putnam Emerging Markets ex-China ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Putnam Emerging Markets ex-China ETF | Greece
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Putnam Emerging Markets ex-China ETF | United Kingdom
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Putnam Emerging Markets ex-China ETF | South Africa
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Putnam Emerging Markets ex-China ETF | Singapore
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Putnam Emerging Markets ex-China ETF | Panama
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%